Fees Summary	Nov. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 492,500,015.76
Previously Paid Amount	0.00
Total Fee Amount	68,014.25
Total Offset Amount	0.00
Net Fee	$ 68,014.25